Related-party Transactions - Compensation of key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related-party Transactions
Short-term employee benefits	$ 1,721	$ 1,068	$ 884
Post-employment benefits	11	12	9
Share-based compensation	363	671	41
Total Key management personnel compensation	$ 2,095	$ 1,751	$ 934